Borrowings	12 Months Ended
Dec. 31, 2024
Borrowings
Borrowings

10.  Borrowings

Borrowings consisted of the following:

	As of
	December 31,
	2023	2024
	RMB	RMB
	(in thousands)
Short-term bank borrowings(a)	585,000	311,000
Current portion of long-term borrowings	—	997
Long-term bank borrowings(b)	—	38,887
	585,000	350,884
(a)	As of December 31, 2023, the Group maintained several unsecured revolving credit facilities provided by certain financial institutions for an aggregate amount of RMB2,440,000 thousand. An aggregated amount of RMB844,434 thousand has been drawn as of December 31, 2023, including (i) RMB585,000 thousand of bank borrowings with expiration dates ranging from February 2024 to November 2024. The interest rate on any outstanding utilized amount under these bank borrowings is calculated ranging from Loan Prime Rate (“LPR”) minus 65 basis to LPR minus 5 basis points. As of December 31, 2023, the one-year LPR was 3.45%. The borrowings are denominated in RMB; (ii) outstanding accounts payable under the supplier finance program of RMB193,194 thousand with expiration dates ranging from January 2024 to May 2024; and (iii) bank guarantees on the Group’s purchase commitment of RMB66,240 thousand in aggregate.

As of December 31, 2024, the Group maintained several unsecured revolving credit facilities provided by certain financial institutions for an aggregate amount of RMB2,070,000 thousand. An aggregated amount of RMB730,555 thousand has been drawn as of December 31, 2024, including (i) RMB311,000 thousand of bank borrowings with expiration dates ranging from January 2025 to May 2025. The interest rate on any outstanding utilized amount under these bank borrowings is calculated ranging from LPR minus 88 basis to LPR minus 50 basis points. As of December 31, 2024, the one-year LPR was 3.10%. The borrowings are denominated in RMB; (ii) outstanding accounts payable under the supplier finance program of RMB342,647 thousand with expiration dates ranging from January 2025 to June 2025; (iii) bank guarantees on the Group’s purchase commitment of RMB70,378 thousand in aggregate; and (iv) discounting of commercial notes receivables of RMB6,530 thousand with expiration dates ranging from April 2025 to May 2025.

(b)	As of December 31, 2024, the Group obtained a long-term banking facility of up to RMB 363,000 thousand, designated for financing the construction of a factory in Taicang, Jiangsu Province. This facility is secured by the factory under construction and the associated land use rights. As of December 31, 2024, a total of RMB39,844 thousand had been drawn down. The borrowings are denominated in RMB, with an annual interest rate calculated as the 5-year LPR minus 35 basis points. Interest expenses of RMB300 thousand incurred on these borrowings were capitalized for the year ended December 31, 2024. The borrowings have expiration dates ranging from October 2025 to April 2034.

As of December 31, 2024, the scheduled maturities of the bank borrowings are as follows:

Principle Amount
RMB
(in thousands)
Within 1 year	997
Between 1 to 2 years	1,994
Between 2 to 3 years	2,991
Between 3 to 4 years	3,988
Between 4 to 5 years	3,988
More than 5 years	25,926
39,884

10.  Borrowings (continued)

Certain of the Group’s banking facilities are subject to the fulfillment of covenants relating to certain financial position performance and results of the Group, as are commonly found in borrowing arrangements with financial institutions. If the Group were to breach the covenants, the drawn down facilities would become payable on demand. The Group regularly monitors its compliance with these covenants. As of December 31, 2023 and 2024, none of the covenants relating to drawn down facilities had been breached.